Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities [Abstract]
Schedule of Balance of Other Liabilities	The balance of other liabilities is shown below:
	As at December 31,
	2023	2022
Deferred revenues (1)	208,126	154,265
Customer loyalty programs	43,990	56,165
Advance payments under lease agreements and other projects	4,604	4,891
Repurchase coupon	239	942
Instalments received under "plan resérvalo"	160	284
Advance payments for fixed assets sold (2)	-	14,360
Total other liabilities	257,119	230,907
Current	254,766	228,496
Non-current	2,353	2,411
(1)	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.
(2)	Corresponded to the advance received for the sale of the real estate project "Galería la 33", legalized in 2023.

Schedule of Deferred Revenue and Customer Loyalty Programs	Exito Group considers Customer Loyalty Programs and deferred revenues as contractual liabilities. The movement of deferred revenue and customer loyalty programs, and the related revenue recognized during the reporting periods, is shown below:
	Deferred revenue	Customer loyalty programs
Balance at December 31, 2021	174,395	37,015
Additions	1,290,023	19,053
Revenue recognized	(1,309,193)	(13,736)
Other	-	407
Effect of exchange difference from translation into presentation currency	(960)	13,426
Balance at December 31, 2022	154,265	56,165
Additions	3,637,936	14,320
Revenue recognized	(3,577,850)	(14,964)
Effect of exchange difference from translation into presentation currency	(6,225)	(11,531)
Balance at December 31, 2023	208,126	43,990